Form N-1A Cover	Dec. 16, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 16, 2024
Prospectus Date	Feb. 28, 2024
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED DECEMBER 16, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Fundamental Alternatives Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.
At a meeting held on December 11, 2024, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved the following changes to the Fund, effective on or about February 28, 2025:
1. The Fund will be renamed “Invesco Multi-Strategy Fund.”